1. NATURE OF OPERATIONS AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,613,287
Acquisition	467,000
Transition expenses	408,000
Cash and cash equivalents	1,766,569	$ 2,729,795	$ 438,907
Short-term investments	1,947,127	$ 0	$ 0
Borrowing capacity	$ 12,850,000